EXIT and DISPOSAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
EXIT and DISPOSAL ACTIVITIES [Abstract]
EXIT and DISPOSAL ACTIVITIES
3. EXIT and DISPOSAL ACTIVITIES

Relocation of Polysilicon Operations to Xinjiang

Starting 2013, the Group commenced a plan to expand the capacity at the Xinjiang plant and relocate significant production assets, with a carrying value of $144.7 million, from Chongqing Daqo to its Xinjiang plant. In connection with this relocation plan, the Group determined i) to cease a retooling project at its polysilicon production line located at Chongqing Daqo in the second quarter of 2013, and ii) it was more practical to relocate its machinery and equipment located at Chongqing Daqo, to Xinjiang as part of the Polysilicon Phase II Expansion Project plan.

In August 2014, the Board of Directors approved the Group to launch an early stage research for the Polysilicon Phase III Expansion Project in Xinjiang. After a comprehensive analysis of the capacity and comparability of the Chongqing machinery and equipment, the Group concluded that it would be more efficient to use part of the machinery and equipment in Phrase III, rather than using all of them in Phrase II Expansion Project. As a result, the Group has changed its original relocation plan and determined to utilize a portion of these machinery and equipment in Polysilicon Phase III Expansion Project in Xinjiang.

As originally planned, the Group has fully ramped up its Polysilicon Phase II Expansion Project since August 2015.The capacity of Xinjiang Daqo is increased from 6,150MT to 12,150MT. Additionally, in January 2015, the Board of Directors approved the first stage of Phase III Expansion Project. In November 2015, the Group together with a professional transport company reviewed all the remaining assets for the relocation preparation under the Phase III Expansion Project. Along with the complicated and comprehensive relocation preparation, the Group identified assets of $1.6 million that were not transferrable and could not be reutilized by its Xinjiang expansion project. Accordingly, an impairment charge of $1.6 million was recognized as of December 31, 2015. In late 2015, the polysilicon machinery and equipment in Chongqing of $1.1 million (equivalently RMB7.0 million) was relocated from Chongqing to Xinjiang. To keep these machinery and equipment in good condition in Chongqing, The Group spent approximately $0.3 million on a quarterly basis, including $0.2 million wages and $0.1 million electricity fees. During the year ended December 31, 2015, an additional $0.1 million relocation cost was incurred, which was recorded in selling, general and administrative expenses.

During the year ended December 31, 2016, the Group relocated additional machinery and equipment of $34.1 million from Chongqing to its Xinjiang plant for the first stage of Phase III Expansion Project, which had already completed the construction and installation of Phase 3A at the end of 2016 and has fully ramped up since February 2017 as planned. The capacity of Xinjiang Daqo increased from 12,150 MT to 18,000 MT. The Group identified assets of $0.2 million that were not transferrable and could not be reutilized by its Xinjiang expansion project in 2016. Accordingly, an impairment charge of $0.2 million was recognized during the year ended December 31, 2016. During the year ended December 31, 2016, an additional $2.6 million relocation cost was incurred, which was recorded in selling, general and administrative expenses.

In the year ended December 31, 2017, the Group relocated machinery and equipment of $0.2 million from Chongqing to its Xinjiang plant for technology improvement. In August 2017, the Board of Directors approved the Phase 3B Expansion Project for its polysilicon facilities in Xinjiang, which is expected to increase capacity from 18,000MT to 25,000 MT. By adopting additional technology improvement and debottlenecking projects, the Group may be able to further increase its capacity to 30,000 MT per annum by mid 2019. After a comprehensive analysis of the expansion projects and comparability of the remained machinery and equipment, the Group identified assets of $3.0 million that were not transferrable and could not be reutilized by Xinjiang expansion project in 2017. Accordingly, an impairment charge of $2,987,668 was recognized during the year.The remaining $11.7 million of the machinery and equipment are expected to be relocated to its Xinjiang plant as of December 31, 2017. During the year ended December 31, 2017, an additional $0.2 million relocation cost was incurred, which was recorded in selling, general and administrative expenses.